SHARE-BASED COMPENSATION - Share Option Activities - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
SHARE-BASED COMPENSATION
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period	233,958	3,694,934	34,000
Aggregate fair value of the equity awards vested	$ 13,833,856	$ 8,430,085	$ 366,113
Unrecognized employee share based compensation expense	$ 30,607,079
Weighted average period to recognize unrecognized compensation cost (in years)	2 years 8 months 19 days